Note 10 - Deposits (Details) - Certificate Maturities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Amount, total certificates (in Dollars)	$ 129,520	$ 188,590
Weighted average rate, total certificates	0.80%	1.08%
1-6 Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Amount, total certificates (in Dollars)	43,618	73,451
Weighted average rate, total certificates	0.84%	1.10%
7-12 Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Amount, total certificates (in Dollars)	43,462	48,782
Weighted average rate, total certificates	0.64%	0.88%
13-36 Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Amount, total certificates (in Dollars)	35,542	60,498
Weighted average rate, total certificates	0.86%	1.16%
Over 36 Months [Member]
Note 10 - Deposits (Details) - Certificate Maturities [Line Items]
Amount, total certificates (in Dollars)	$ 6,898	$ 5,859
Weighted average rate, total certificates	1.14%	1.55%